AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 96.7%
Communication Services - 9.9%
Baidu, Inc., Class A (China)*	202,400	$3,498,363
Kingsoft Corp., Ltd. (China)	333,100	1,112,208
Sea, Ltd., ADR (Singapore)*	22,250	1,698,120
Tencent Holdings, Ltd. (China)	108,240	4,183,347
The Walt Disney Co. (United States)*	2,218	235,330

Total Communication Services		10,727,368
Consumer Discretionary - 29.1%
Alibaba Group Holding, Ltd. (China)*	343,848	3,866,044
Eicher Motors, Ltd. (India)	30,180	1,182,361
H World Group Ltd., ADR (China)	88,709	3,401,990
Haidilao International Holding, Ltd. (China)*,1	727,500	1,453,531
Hermes International (France)	460	631,095
JD.com, Inc., Class A (China)	17,700	528,036
Jubilant Foodworks, Ltd. (India)	83,440	582,493
Li Ning Co., Ltd. (China)	127,000	1,030,177
LVMH Moet Hennessy Louis Vuitton SE (France)	870	604,089
MakeMyTrip, Ltd. (India)*	65,469	2,095,008
Moncler SpA (Italy)[2]	8,933	447,802
Sands China, Ltd. (Macau)*	2,088,490	4,898,637
Titan Co., Ltd. (India)	44,630	1,329,158
Trip.com Group, Ltd., ADR (China)*	177,792	4,583,478
Yum China Holdings, Inc. (China)	99,988	4,870,416

Total Consumer Discretionary		31,504,315
Consumer Staples - 7.4%
Angel Yeast Co., Ltd., Class A (China)	44,600	294,123
The Estee Lauder Cos., Inc., Class A (United States)	1,785	487,483
Foshan Haitian Flavouring & Food Co., Ltd., Class A (China)	110,310	1,355,446
Wal-Mart de Mexico, S.A.B. de CV (Mexico)	536,620	1,950,843
Wuliangye Yibin Co., Ltd., Class A (China)	146,103	3,874,430

Total Consumer Staples		7,962,325
Financials - 24.5%
AIA Group, Ltd. (Hong Kong)	429,400	4,314,032
Bank Central Asia Tbk PT (Indonesia)	2,397,900	1,192,380
China International Capital Corp., Ltd., Class H (China)[1]	1,774,600	3,263,006
East Money Information Co., Ltd., Class A (China)	721,724	2,390,477
HDFC Bank, Ltd., ADR (India)	83,533	5,245,872
HDFC Life Insurance Co., Ltd. (India)[1]	411,300	2,890,945
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	45,450	2,085,721
	Shares	Value

Kotak Mahindra (India)	212,286	$4,875,340
XP, Inc., Class A (Brazil)*	12,100	255,310

Total Financials		26,513,083
Health Care - 4.2%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	282,912	1,522,984
CSPC Pharmaceutical Group, Ltd. (China)	481,600	527,330
Novo Nordisk A/S, Class B (Denmark)	21,024	2,448,746

Total Health Care		4,499,060
Industrials - 3.5%
Contemporary Amperex Technology Co., Ltd., Class A (China)*	29,700	2,256,671
Copa Holdings, S.A., Class A (Panama)*	7,550	507,511
Shenzhen Inovance Technology Co., Ltd., Class A (China)	98,550	967,960

Total Industrials		3,732,142
Information Technology - 15.5%
Beijing Kingsoft Office Software, Inc., Class A (China)	8,400	218,609
Dlocal, Ltd. (Uruguay)*	10,000	277,800
Infineon Technologies AG (Germany)	136,035	3,730,692
KLA Corp. (United States)	3,575	1,371,155
Mastercard, Inc., Class A (United States)	4,110	1,454,077
QUALCOMM, Inc. (United States)	33,074	4,797,714
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	270,500	4,638,958
Yeahka, Ltd. (China)*	148,600	327,465

Total Information Technology		16,816,470
Materials - 2.6%
Asian Paints, Ltd. (India)	27,648	1,167,985
Chr Hansen Holding A/S (Denmark)	12,823	839,302
Skshu Paint Co., Ltd., Class A (China)*	54,100	852,026

Total Materials		2,859,313

Total Common Stocks (Cost $97,202,736)		104,614,076

Principal Amount
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 0.3%[3]
Deutsche Bank Securities, Inc., dated 07/29/22, due 08/01/22, 2.230% total to be received $369,191 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 04/15/23 - 02/15/52, totaling $376,504)	$369,122	369,122

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Repurchase Agreements - 1.5%
Fixed Income Clearing Corp., dated 07/29/22, due 08/01/22, 2.10% total to be received $1,600,280 (collateralized by various U.S. Treasuries, 0.125% - 0.375%, 07/15/27 - 01/15/30, totaling $1,631,881)	$1,600,000	$1,600,000

Total Short-Term Investments (Cost $1,969,122)		1,969,122
Value

Total Investments - 98.5% (Cost $99,171,858)	$106,583,198
Other Assets, less Liabilities - 1.5%	1,647,938
Net Assets - 100.0%	$108,231,136

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2022, the value of these securities amounted to $7,607,482 or 7.0% of net assets.
[2]	Some of these securities, amounting to $371,556 or 0.3% of net assets, were out on loan to various borrowers and are collateralized by cash. See below for more information.
[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$14,950,892	$16,553,423	—	$31,504,315
Financials	5,501,182	21,011,901	—	26,513,083
Information Technology	7,900,746	8,915,724	—	16,816,470
Communication Services	1,933,450	8,793,918	—	10,727,368
Consumer Staples	2,438,326	5,523,999	—	7,962,325
Health Care	—	4,499,060	—	4,499,060
Industrials	507,511	3,224,631	—	3,732,142
Materials	—	2,859,313	—	2,859,313
Short-Term Investments
Joint Repurchase Agreements	—	369,122	—	369,122
Repurchase Agreements	—	1,600,000	—	1,600,000
Total Investments in Securities	$33,232,107	$73,351,091	—	$106,583,198

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.

AMG GW&K Emerging Wealth Equity Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at July 31, 2022, was as follows:
Country	% of Long-Term Investments
Brazil	0.3
China	44.3
Denmark	3.1
France	1.2
Germany	3.6
Hong Kong	6.1
India	18.5
Indonesia	1.1
Italy	0.4
Macau	4.7
Mexico	1.9
Panama	0.5
Singapore	1.6
Taiwan	4.4
United States	8.0
Uruguay	0.3
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$371,556	$369,122	—	$369,122
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.